SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 144,806	$ 141,977	$ 114,694
Interest expenses capitalized	$ 15,239	49,619	23,727
Impairment of long-lived assets on property and equipment			1,500
Land use rights, estimated useful life	40 years
Maximum deposits recognizing period	1 year
Advertising and promotional costs	$ 22,668	3,692	4,977
Percentage of tax benefit greater than likelihood	50.00%
Other Assets, Current	$ 3,565	2,920
Prepaid Expense, Current	$ 35,432	35,801
Internal-use Software [Member]
Schedule Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales	$ 4,432	1,793	$ 2,259
Decrease in advance customer deposits and ticket sales	$ (2,639)	$ (466)
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	10 years